Short-Term Loans (Details)	6 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2026 CNY (¥)	Mar. 19, 2026 USD ($)	Mar. 19, 2026 CNY (¥)	Mar. 09, 2026 USD ($)	Mar. 09, 2026 CNY (¥)	Feb. 27, 2026 USD ($)	Feb. 27, 2026 CNY (¥)	Feb. 25, 2026 USD ($)	Feb. 25, 2026 CNY (¥)	Feb. 14, 2026 USD ($)	Feb. 14, 2026 CNY (¥)	Feb. 13, 2026 USD ($)	Feb. 13, 2026 CNY (¥)	Dec. 01, 2025 USD ($)	Dec. 01, 2025 CNY (¥)	Oct. 31, 2025 USD ($)	Sep. 25, 2025 USD ($)	Sep. 25, 2025 CNY (¥)	Aug. 20, 2025 USD ($)	Aug. 20, 2025 CNY (¥)	Jul. 17, 2025 USD ($)	Jul. 17, 2025 CNY (¥)
Short-Term Loans [Line Items]
Short-term loans	$ 3,424,258																	$ 1,954,007
Interest expenses	88,584	$ 84,275
Accounts receivable	14,576,412																	$ 9,877,030
Borrowings	1,140,000		¥ 7,800,000
Ningbo Bank [Member]
Short-Term Loans [Line Items]
Accounts receivable	6,579,000
Xuefen Zhang [Member]
Short-Term Loans [Line Items]
Short-term loans																							$ 450,000	¥ 3,100,000
Fixed interest rate																							3.40%	3.40%
Xuefen Zhang [Member] | Chief Operating Officer [Member]
Short-Term Loans [Line Items]
Short-term loans																							$ 340,000	¥ 2,300,000
Fixed interest rate																							3.40%	3.40%
Xuefen Zhang [Member] | Zhejiang Yiwu Rural Commercial Bank [Member]
Short-Term Loans [Line Items]
Short-term loans																$ 420,000	¥ 2,900,000
Fixed interest rate																5.00%	5.00%
Xuefen Zhang [Member] | Bank of Communications [Member]
Short-Term Loans [Line Items]
Short-term loans												$ 220,000	¥ 1,500,000
Fixed interest rate												3.30%	3.30%
Xuefen Zhang and Xiaozhong Lin [Member]
Short-Term Loans [Line Items]
Short-term loans																			$ 120,000	¥ 800,000	$ 230,000	¥ 1,600,000
Fixed interest rate																			3.60%	3.60%	3.40%	3.40%
Xuefen Zhang and Xiaozhong Lin [Member] | Bank of Communications [Member]
Short-Term Loans [Line Items]
Short-term loans				$ 70,000.00	¥ 500,000	$ 70,000.00	¥ 500,000	$ 150,000	¥ 1,000,000	$ 150,000	¥ 1,000,000
Fixed interest rate				3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%
Boduo Lin [Member] | Zhejiang Yiwu Rural Commercial Bank [Member]
Short-Term Loans [Line Items]
Short-term loans																$ 220,000	¥ 1,500,000
Fixed interest rate																5.60%	5.60%
Xiaozhong Lin [Member] | Zhejiang Yiwu Rural Commercial Bank [Member]
Short-Term Loans [Line Items]
Short-term loans																$ 220,000	¥ 1,500,000
Fixed interest rate																5.40%	5.40%
Xiaozhong Lin [Member] | Bank of Communications [Member]
Short-Term Loans [Line Items]
Short-term loans												$ 70,000.00	¥ 500,000
Fixed interest rate												3.30%	3.30%
Xiaozhong Lin and Xuefen Zhang [Member] | China Construction Bank Corporation [Member]
Short-Term Loans [Line Items]
Short-term loans	$ 480,000		¥ 3,300,000
Fixed interest rate	2.55%		2.55%
Shanghai Small & Medium-sized Enterprises [Member] | Zhejiang Mintai Commercial Bank Co., Ltd. [Member]
Short-Term Loans [Line Items]
Short-term loans														$ 220,000	¥ 1,500,000
Fixed interest rate														4.50%	4.50%